Events after the balance sheet date (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Feb. 19, 2025	Jun. 30, 2024	Feb. 07, 2025	Jan. 30, 2025	Dec. 31, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Feb. 29, 2024
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared before financial statements authorized for issue	$ 6,400
Authorized amount for share buy-back program						$ 3,000	$ 3,000	$ 3,000	$ 2,000
$2,450m issued at 6.375%
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					$ 2,450
Other equity instruments interest rate					6.375%
$2,450m issued at 6.375% | Contingent convertible securities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					$ 2,450
Share buy-back programme
Disclosure of non-adjusting events after reporting period [line items]
Authorized amount for share buy-back program	$ 2,000
Securities called upon | $1,750m 2.999% fixed and floating rate securities | Senior unsecured securities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				$ 1,750
Other equity instruments interest rate				2.999%
Securities called upon | $500m floating rate securities | Senior unsecured securities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				$ 500
Securities called upon | $2,450m issued at 6.375% | Contingent convertible securities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 2,450
Other equity instruments interest rate			6.375%
Ordinary shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share)		$ 0.21
Ordinary shares | Dividend distribution
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared before financial statements authorised for issue, per share (in dollars per share)	$ 0.36
Dividends declared before financial statements authorized for issue	$ 6,400